RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due to related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2020	Sep. 30, 2020	Dec. 31, 2019 CNY (¥)
Related Party Transactions
Amounts due to related parties	¥ 214,057	$ 33,590	¥ 71,562
Equity Method Investment, Ownership Percentage					25.00%
Aggregate Cost			0
Equity Method Investments	0		0
Payments to Acquire Equity Method Investments	¥ 1,000,000
Changfeng
Related Party Transactions
Equity Method Investment, Ownership Percentage				30.00%
Shanghai Jiehu
Related Party Transactions
Equity Method Investment, Ownership Percentage	30.00%	30.00%		30.00%
Qiyu.
Related Party Transactions
Equity Method Investment, Ownership Percentage				40.00%
Qibutianxia
Related Party Transactions
Amounts due to related parties	¥ 9,156		13,656
Amounts of loans under such arrangement	11,803,492		19,346,618
Qihu
Related Party Transactions
Amounts due to related parties	144,999					¥ 24,624
Yujie
Related Party Transactions
Amounts due to related parties	30,165		16,061
Others
Related Party Transactions
Amounts due to related parties	29,737		17,221
Qiyu
Related Party Transactions
Payments to Acquire Equity Method Investments	¥ 300,000
Beijing Qifei
Related Party Transactions
Equity Method Investment, Ownership Percentage					26.00%
Joint venture
Related Party Transactions
Equity Method Investments			¥ 0